Note 8 - Loans Receivable, Net and Allowance for Loan Losses (Details) - Loan Portfolio by Credit Rating - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 145,136	$ 124,971
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	140,498	120,899
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	593	619
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	4,045	2,848
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		605
Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	142,489	124,181
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	5,777	7,085
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	5,777	6,132
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		116
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		837
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	51,036	48,554
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	49,457	46,971
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	331	38
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,248	1,317
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		228
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	12,402	10,132
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	12,402	10,065
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		67
Real Estate Portfolio Segment [Member] | Commercial Real Estate and Lines of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	49,765	37,146
Real Estate Portfolio Segment [Member] | Commercial Real Estate and Lines of Credit [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	48,185	35,984
Real Estate Portfolio Segment [Member] | Commercial Real Estate and Lines of Credit [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	262	293
Real Estate Portfolio Segment [Member] | Commercial Real Estate and Lines of Credit [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,318	537
Real Estate Portfolio Segment [Member] | Commercial Real Estate and Lines of Credit [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		332
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	16,100	14,303
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	14,621	14,303
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,479
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	7,409	6,961
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	7,409	6,654
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		172
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		90
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		45
Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	2,576	749
Commercial Portfolio Segment [Member] | Commercial Business Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	2,576	749
Commercial Portfolio Segment [Member] | Commercial Business Loan [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	2,576	749
Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	71	41
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	71	41
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 71	$ 41